Touchstone Dividend Equity Fund Average Annual Total Returns			12 Months Ended	53 Months Ended		60 Months Ended	120 Months Ended	152 Months Ended		331 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	[1]	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.15%			13.15%	14.29%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			15.91%			11.33%	10.53%
Class A
Prospectus [Line Items]
Average Annual Return, Percent			10.51%			9.03%	7.88%			[1]
Performance Inception Date		Jun. 08, 1998
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.90%			7.62%	6.37%			[1]
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.35%			6.89%	5.99%			[1]
Class C
Prospectus [Line Items]
Average Annual Return, Percent			14.52%			9.57%	7.80%			[1]
Performance Inception Date		Jun. 08, 1998
Class Y
Prospectus [Line Items]
Average Annual Return, Percent			16.59%			10.59%	8.76%
Performance Inception Date		May 15, 2013
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			16.72%	9.70%
Performance Inception Date		Jul. 19, 2021
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[2]		16.71%		9.36%
Performance Inception Date	[2]	Aug. 02, 2021

[1]	Since Inception returns are not shown for classes with greater than ten years of performance history.
[2]	An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.